Other intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets [Text Block]

6) Other intangible assets

At December 31, 2022, the remaining estimated useful life of patents held by the Company is 8 years (December 31, 2021 - 9 years). During the year ended December 31, 2022, the Company began capitalizing costs relating to a software implementation. The estimated useful life is 5 years.

	Intellectual
	Property	Software	Total
Cost
Balance at December 31, 2020	$4,366	$-	$4,366
Additions	-	-	-
Balance at December 31, 2021	$4,366	$-	$4,366
Additions	-	4,041	4,041
Balance at December 31, 2022	$4,366	$4,041	$8,407
Accumulated Depreciation
Balance at December 31, 2020	$-	$-	$-
Depreciation	437	-	437
Balance at December 31, 2021	$437	$-	$437
Depreciation	436	271	707
Balance at December 31, 2022	$873	$271	$1,144
Net Book Value
At December 31, 2021	$3,929	$-	$3,929
At December 31, 2022	$3,493	$3,770	$7,263